S000031344 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	146 Months Ended	171 Months Ended	180 Months Ended	275 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Mortgage-Backed Securities Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.20%	(0.74%)	0.91%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Columbia Quality Income Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	1.86%	(1.23%)	0.96%
Performance Inception Date				Nov. 08, 2012
Columbia Quality Income Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	1.91%	(1.19%)	1.02%
Performance Inception Date						Oct. 01, 2014
Columbia Quality Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.51%)	(2.14%)	0.31%
Performance Inception Date							Feb. 14, 2002
Columbia Quality Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.05%)	(3.44%)	(0.90%)
Performance Inception Date							Feb. 14, 2002
Columbia Quality Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.90%)	(2.12%)	(0.26%)
Performance Inception Date							Feb. 14, 2002
Columbia Quality Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	(0.22%)	(2.29%)	(0.14%)
Performance Inception Date							Feb. 14, 2002
Columbia Quality Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	1.77%	(1.32%)	0.86%
Performance Inception Date					Sep. 27, 2010